Condensed Consolidated Statements of Convertible Redeemable Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock Series B	Preferred Stock Series A	Preferred Stock Series Seed	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Other Comprehensive Income	Total Onconetix Equity (Deficit)	Non- controlling Interest	Total
Balance at Dec. 31, 2021			$ 11	$ 32	$ 7,403,204		$ (5,956,670)		$ 1,446,577		$ 1,446,577
Balance (in Shares) at Dec. 31, 2021			1,146,138	3,200,000
Issuance of restricted stock				$ 3	263,921				263,924		263,924
Issuance of restricted stock (in Shares)				293,466
Issuance of common stock in initial public offering, net of $2.9 million of offering costs				$ 22	17,138,818				17,138,840		17,138,840
Issuance of common stock in initial public offering, net of $2.9 million of offering costs (in Shares)				2,222,222
Conversion of convertible preferred stock to common stock upon initial public offering			$ (11)	$ 56	(45)
Conversion of convertible preferred stock to common stock upon initial public offering (in Shares)			(1,146,138)	5,626,365
Issuance of common stock and warrants in April private placement, net of $1.1 million of offering costs				$ 6	6,858,322				6,858,328		6,858,328
Issuance of common stock and warrants in April private placement, net of $1.1 million of offering costs (in Shares)				590,406
Issuance of common stock and warrants in August private placement, net of $2.2 million of offering costs				$ 14	8,689,302				8,689,316		8,689,316
Issuance of common stock and warrants in August private placement, net of $2.2 million of offering costs (in Shares)				1,350,000
Exercise of stock options				$ 2	1,653				1,655		1,655
Exercise of stock options (in Shares)				165,452
Exercise of pre-funded warrants				$ 22	1,414				1,436		1,436
Exercise of pre-funded warrants (in Shares)				2,277,046
Stock-based compensation					1,974,566				1,974,566		1,974,566
Purchase of treasury shares						$ (566,810)			(566,810)		(566,810)
Purchase of treasury shares (in Shares)						(459,729)
Net loss							(13,419,830)		(13,419,830)		(13,419,830)
Balance at Dec. 31, 2022				$ 157	42,331,155	$ (566,810)	(19,376,500)		22,388,002		22,388,002
Balance (in Shares) at Dec. 31, 2022				15,724,957		(459,729)
Exercise of pre-funded warrants				$ 7	(7)
Exercise of pre-funded warrants (in Shares)				646,640
Stock-based compensation					185,578				185,578		185,578
Purchase of treasury shares						$ (33,454)			(33,454)		(33,454)
Purchase of treasury shares (in Shares)						(32,638)
Net loss							(2,846,644)		(2,846,644)		(2,846,644)
Balance at Mar. 31, 2023				$ 164	42,516,726	$ (600,264)	(22,223,144)		19,693,482		19,693,482
Balance (in Shares) at Mar. 31, 2023				16,371,597		(492,367)
Balance at Dec. 31, 2022				$ 157	42,331,155	$ (566,810)	(19,376,500)		22,388,002		22,388,002
Balance (in Shares) at Dec. 31, 2022				15,724,957		(459,729)
Issuance of common stock from exercise of preferred investment options				$ 25	2,272,813				2,272,838		2,272,838
Issuance of common stock from exercise of preferred investment options (in Shares)				2,486,214
Issuance of warrants for settlement of contingent warrants					129,184				129,184		129,184
Issuance of Series A Preferred Stock					3,490,000				3,490,000		3,490,000
Issuance of Series A Preferred Stock (in Shares)		3,000
Issuance of common stock and Series B Preferred Stock in connection with PMX Transaction	$ 64,236,085			$ 37	875,447				875,484		875,484
Issuance of common stock and Series B Preferred Stock in connection with PMX Transaction (in Shares)	2,696,729			3,675,414
Assumption of stock-based compensation plan awards in connection with PMX Transaction										7,006,504	7,006,504
Forfeitures of restricted stock				$ (3)	3
Forfeitures of restricted stock (in Shares)				(250,110)
Issuance of restricted stock				$ 5	(5)
Issuance of restricted stock (in Shares)				512,940
Exercise of stock options					459				459		459
Exercise of stock options (in Shares)				45,920
Exercise of pre-funded warrants				$ 7	(7)
Exercise of pre-funded warrants (in Shares)				646,640
Stock-based compensation					329,760				329,760		329,760
Purchase of treasury shares						$ (58,981)			(58,981)		(58,981)
Purchase of treasury shares (in Shares)						(57,670)
Foreign currency translation adjustment								2,374,957	2,374,957		2,374,957
Changes in pension benefit obligation								5,963	5,963		5,963
Net loss							(37,409,694)		(37,409,694)		(37,409,694)
Balance at Dec. 31, 2023	$ 64,236,085			$ 228	49,428,809	$ (625,791)	(56,786,194)	2,380,920	(5,602,028)	7,006,504	1,404,476
Balance (in Shares) at Dec. 31, 2023	2,696,729	3,000		22,841,975		(517,399)
Issuance of restricted stock
Issuance of restricted stock (in Shares)				3,125
Stock-based compensation					23,865				23,865	28,785	52,650
Foreign currency translation adjustment								(4,991,144)	(4,991,144)		(4,991,144)
Changes in pension benefit obligation								154,678	154,678		154,678
Net loss							(11,118,572)		(11,118,572)		(11,118,572)
Balance at Mar. 31, 2024	$ 64,236,085			$ 228	$ 49,452,674	$ (625,791)	$ (67,904,766)	$ (2,455,546)	$ (21,533,201)	$ 7,035,289	$ (14,497,912)
Balance (in Shares) at Mar. 31, 2024	2,696,729	3,000		22,845,100		(517,399)